Shenkman Short Duration High Income Fund Summary Prospectus – May 17, 2013	Institutional Class: SCFIX Class A: SCFAX Class F: SCFFX Class C: Not available for investment

Before you invest, you may want to review the Shenkman Short Duration High Income Fund (the “Fund”) statutory prospectus and statement of additional information, which contain more information about the Fund and its risks.  The current statutory prospectus and statement of additional information dated May 17, 2013, are incorporated by reference into this Summary Prospectus. You can find the Fund’s statutory prospectus, statement of additional information and other information about the Fund online at http://www.shenkmanfunds/funds/forms-documents.  You can also get this information at no cost by calling 1-855-SHENKMAN (1-855-743-6562) or by sending an email request to marketing@shenkmanfunds.com.

Investment Objective
The Shenkman Short Duration High Income Fund (the “Fund”) seeks to generate a high level of current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 23 of the Fund’s Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 32 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class F	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class F	Institutional Class
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None	None
Other Expenses (includes Shareholder Servicing Plan Fee)(1)	0.66%	0.66%	0.66%	0.56%
Shareholder Servicing Plan Fee	0.10%	0.10%	0.10%	0.00%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	2.22%	1.22%	1.12%
Less: Fee Waiver and Expense Reimbursement(2)	-0.46%	-0.46%	-0.46%	-0.46%
Net Annual Fund Operating Expenses	1.01%	1.76%	0.76%	0.66%

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
Shenkman Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, interest and dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.00%, 1.75%, 0.75% and 0.65% of average daily net assets of the Fund’s Class A shares, Class C shares, Class F shares and Institutional Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least May 31, 2014, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A (if you redeem your shares at the end of the period)	$400	$707
Class C (if you redeem your shares at the end of the period)	$279	$650
Class F (if you redeem your shares at the end of the period)	$78	$342
Institutional Class (if you redeem your shares at the end of the period)	$67	$310

Class A (if you do not redeem your shares at the end of the period)	$400	$707
Class C (if you do not redeem your shares at the end of the period)	$179	$650
Class F (if you do not redeem your shares at the end of the period)	$78	$342
Institutional Class (if you do not redeem your shares at the end of the period)	$67	$310

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and loans issued by companies that are rated below investment grade (i.e., “junk” bonds and loans). The Fund considers below investment grade securities to include securities with ratings lower than BBB- by Standard & Poor’s® Ratings Group (“S&P”) or Baa3 by Moody’s Investors Service©, Inc. (“Moody’s”), or that are not rated or considered by the Advisor to be equivalent to high yield securities.  The Fund generally invests in high yield securities rated CCC or better by S&P or Moody’s, but retains the discretion to invest in even lower rated securities.

The fixed income securities and loans in which the Fund expects to invest include traditional corporate bonds, U.S. Government obligations and bank loans to corporate borrowers, and may have fixed, floating or variable rates.  The Fund typically focuses on securities that have short durations (i.e., have an expected redemption through maturity, call or other corporate action within three years or less from the time of purchase).  The Fund may invest up to 20% of its total assets in foreign fixed-income securities, including those denominated in U.S. dollars or other currencies, and may also invest without limit in Rule 144A fixed-income securities. Additionally, the Fund may invest up to 15% of its total assets in interest rate swaps for hedging purposes, up to 15% of its total assets in convertible bonds, and up to 10% of its total assets in preferred stocks.  The Fund may also utilize leverage of no more than 33% of the Fund’s total assets as part of the portfolio management process.  In order to purchase securities, the Fund may create leverage by borrowing money against a line of credit.  The Fund may also create leverage by borrowing money against a margin account where the Fund’s portfolio holdings and cash serve as collateral for the loan.

Duration is a measure of a debt security’s price sensitivity to yield.  Higher duration indicates debt securities that are more sensitive to interest rate changes.  Bonds with shorter duration are typically less sensitive to interest rate changes.  Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.

In selecting the Fund’s investments, the Advisor will employ a multi-faceted, “bottom up” investment approach that utilizes three proprietary analytical tools.  These three tools include: (1) Quadrant Analysis (which categorizes a company into one of four proprietary categories or quadrants), (2) C.Scope® (which assigns each company a credit score) and (3) Relative Value Monitor (which considers a bond’s yield relative to its risk as compared to other similar investments).  These tools are integral to the Advisor in assessing the potential risk and relative value of each investment and also assist the Advisor in identifying companies that are likely to have the ability to meet their interest and principal payments on their debt securities.

Investment candidates are analyzed in depth at a variety of risk levels.  Investments are not made on the basis of one single factor.  Rather, investments are made based on the careful consideration of a variety of factors, including:

•	Analyses of business risks (including leverage and technology risk) and macro risks (including interest rate trends, capital market conditions and default rates)
•	Assessment of the industry’s attractiveness and competitiveness
•	Evaluation of the business, including core strengths and competitive weaknesses
•	Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers
•	Quantitative analyses of the company’s financial statements

The Advisor adheres to a rules-based sell discipline to identify early credit deterioration.  The triggering of certain events, including a decline in the market value of the issue, results in an immediate review of the credit and may lead to an outright sale.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of securities in which the Fund invests.  These risks include:

•
Bank Loan Risk.  The Fund’s investments in secured and unsecured assignments of bank loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

•
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.
•
Derivatives Risk. The Fund may invest in derivative securities for bona fide hedging purposes.  A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
Foreign Securities Risk.  Investments in foreign securities involve certain risks not associated with investments in U.S. companies.  Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

•
High Yield Risk. High yield debt obligations are speculative investments that are usually issued by highly leveraged (indebted) companies, which means there is an increased risk that these companies might not generate sufficient cash flow to pay their debts.  Consequently, high yield securities and loans entail greater risk of loss of principal than securities and loans that are investment grade rated.

•
Impairment of Collateral Risk.  The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk.  In general, the value of bonds and other fixed income instruments falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

•
Investment Risk.  The Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties.  There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

•
Leverage Risk.  Leverage is the practice of borrowing money to purchase securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.
•
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not work to produce the desired results.

•
Market Risk.  The prices of some or all of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.  There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

•	Newer Fund Risk. The Fund is newer with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.shenkmanfunds.com, once the website is operational, or by calling the Fund toll-free at 1-855-SHENKMAN (1-855-743-6562).

Management

Investment Advisor.  Shenkman Capital Management, Inc. is the Fund’s investment advisor.

Portfolio Managers.  Mark R. Shenkman and Nicholas Sarchese are co-portfolio managers of the Fund.  Mr. Shenkman is President and Chief Investment Officer of the Advisor and has been a portfolio manager of the Fund since its inception.  Mr. Sarchese is Senior Vice President, Portfolio Manager and Director of Credit Research of the Advisor, and has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Shenkman Short Duration High Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-SHENKMAN (1-855-743-6562), by wire or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A, Class C and Class F
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Institutional Class
All Accounts	$1,000,000	$100,000

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.